--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                        U.S. LARGE COMPANY INSTITUTIONAL
                                INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE COMPANY SERIES
    Schedule of Investments.............................................    7-11
    Statement of Assets and Liabilities.................................      12
    Statement of Operations.............................................      13
    Statements of Changes in Net Assets.................................      14
    Financial Highlights................................................      15
    Notes to Financial Statements.......................................   16-17

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company
  (Cost $160,005)++ at Value................................  $   166,697
Receivables:
  Receivable From Advisor...................................            8
  Fund Shares Sold..........................................           88
Prepaid Expenses and Other Assets...........................           10
                                                              -----------
    Total Assets............................................      166,803
                                                              -----------

LIABILITIES:
Payable for Investment Securities Purchased.................           88
Accrued Expenses and Other Liabilities......................           27
                                                              -----------
    Total Liabilities.......................................          115
                                                              -----------

NET ASSETS..................................................  $   166,688
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   14,967,031
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.14
                                                              ===========

COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................  $   160,745
Undistributed Net Investment Income.........................          448
Accumulated Net Realized Loss...............................       (1,197)
Unrealized Appreciation of Investment Securities............        6,692
                                                              -----------
    Total Net Assets........................................  $   166,688
                                                              ===========

--------------

++ The cost for federal income tax purposes is $160,486.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
    Net Investment Income Received From The DFA Investment
     Trust Company..........................................         $   850
                                                                     -------

EXPENSES
    Administrative Services.................................              37
    Accounting & Transfer Agent Fees........................              25
    Legal Fees..............................................               2
    Filing Fees.............................................               3
    Shareholders' Reports...................................               9
    Other...................................................               1
                                                                     -------
        Total Expenses......................................              77
        Less: Expenses Waived...............................             (45)
                                                                     -------
        Net Expenses........................................              32
                                                                     -------
        NET INVESTMENT INCOME...............................             818
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net Realized Loss on Investment Securities Sold.........          (1,132)
    Change in Unrealized Appreciation (Depreciation) of
     Investment Securities..................................           1,788
                                                                     -------
    NET GAIN ON INVESTMENT SECURITIES.......................             656
                                                                     -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ 1,474
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS       SEPT. 23
                                                                       ENDED             TO
                                                                      MAY 31,         NOV. 30,
                                                                        2000            1999
                                                                     ----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................          $    818         $    97
    Net Realized Loss on Investment Securities Sold.........            (1,132)            (65)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................             1,788           4,904
                                                                      --------         -------
        Net Increase in Net Assets Resulting from
          Operations........................................             1,474           4,936
                                                                      --------         -------

Distributions From:
    Net Investment Income...................................              (467)             --
    Net Realized Gains......................................                --              --
                                                                      --------         -------
        Total Distributions.................................              (467)             --
                                                                      --------         -------
Capital Share Transactions (1):
    Shares Issued...........................................           115,400          51,116
    Shares Issued in Lieu of Cash Distributions.............               467              --
    Shares Redeemed.........................................            (6,073)           (165)
                                                                      --------         -------
        Net Increase From Capital Share Transactions........           109,794          50,951
                                                                      --------         -------
        Total Increase......................................           110,801          55,887
NET ASSETS
    Beginning of Period.....................................            55,887              --
                                                                      --------         -------
    End of Period...........................................          $166,688         $55,887
                                                                      ========         =======

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            10,332           5,158
    Shares Issued in Lieu of Cash Distributions.............                43              --
    Shares Redeemed.........................................              (550)            (16)
                                                                      --------         -------
                                                                         9,825           5,142
                                                                      ========         =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS    SEPT. 23
                                       ENDED          TO
                                      MAY 31,      NOV. 30,
                                        2000         1999
                                     ----------    ---------
                                     (UNAUDITED)

Net Asset Value, Beginning of
  Period...........................   $  10.87     $  10.00
                                      --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............       0.05         0.02
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       0.26         0.85
                                      --------     --------
  Total from Investment
    Operations.....................       0.31         0.87
                                      --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.04)          --
  Net Realized Gains...............         --           --
                                      --------     --------
  Total Distributions..............      (0.04)          --
                                      --------     --------
Net Asset Value, End of Period.....   $  11.14     $  10.87
                                      ========     ========
Total Return.......................       2.89%#       8.70%#

Net Assets, End of Period
  (thousands)......................   $166,688     $ 55,887
Ratio of Expenses to Average Net
  Assets (1).......................       0.10%*       0.10%*(a)
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses) (1)......       0.16%*       0.35%*(a)
Ratio of Net Investment Income to
  Average Net Assets...............       1.11%*       1.20%*(a)
Ratio of Net Investment Income to
  Average Net Assets (Excluding
  Waivers and Assumption of
  Expenses)........................       1.05%*       0.95%*(a)
Portfolio Turnover Rate............        N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................          5%*          4%(b)

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of the Master Fund Series.

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

(b)  For the year ended November 30, 1999.

N/A Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which U.S. Large Company Institutional Index Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Company
Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2000, the Portfolio owned 5% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value. The Portfolio's investment reflects its proportionate interest in the net assets of the series.

    2. FEDERAL INCOME TAXES: It is the intention of the Portfolio to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    3. OTHER: The Portfolio accrues its share of income, net of expenses daily on its investment in the Master Fund, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Master Fund are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05 of 1% of average daily net assets.

    The advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.10% of average daily net assets. Annualized expenses are those expenses incurred in any period consisting of 36 consecutive months. At May 31, 2000, approximately $65,000 of previously waived fees are subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2003.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $6,211
Gross Unrealized Depreciation...............................      --
                                                              ------
Net.........................................................  $6,211
                                                              ======

    At May 31, 2000, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $61,000, which will expire on November 30, 2007.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the six months ending May 31, 2000.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (100.0%)
 *3COM Corp............................................       90,300   $    3,778,491
 Abbott Laboratories...................................      404,400       16,454,025
 *Adaptec, Inc.........................................       27,400          540,294
 *ADC Telecommunications, Inc..........................       79,200        5,316,300
 Adobe Systems, Inc....................................       31,200        3,510,975
 *Advanced Micro Devices, Inc..........................       38,800        3,159,775
 *AES Corp.............................................       57,000        4,973,250
 Aetna, Inc............................................       37,500        2,503,125
 AFLAC, Inc............................................       70,000        3,618,125
 Air Products & Chemicals, Inc.........................       60,500        2,094,812
 Alberto-Culver Co. Class B............................       14,700          386,794
 Albertson's Inc.......................................      111,400        4,080,025
 Alcan Aluminum, Ltd...................................       57,800        1,896,562
 Alcoa, Inc............................................      114,596        6,696,704
 Allegheny Teledyne, Inc...............................       21,950          495,247
 Allergan, Inc.........................................       34,700        2,383,456
 *Allied Waste Industries, Inc.........................       49,700          506,319
 Allstate Corp.........................................      211,900        5,615,350
 Alltel Corp...........................................       82,700        5,411,681
 *Altera Corp..........................................       52,700        4,527,259
 *Alza Corp............................................       27,000        1,371,937
 Amerada Hess Corp.....................................       23,900        1,586,362
 Ameren Corp...........................................       36,200        1,328,087
 *America Online, Inc..................................      600,600       31,831,800
 American Electric Power Co., Inc......................       51,100        1,817,244
 American Express Co...................................      353,500       19,022,719
 American General Corp.................................       64,900        4,157,656
 American Greetings Corp. Class A......................       17,000          316,625
 American Home Products Corp...........................      343,700       18,516,837
 American International Group, Inc.....................      407,300       45,846,706
 *American Power Conversion Corp.......................       50,800        1,798,637
 *Amgen, Inc...........................................      268,700       17,104,434
 *AMR Corp.............................................       39,100        1,114,350
 AmSouth Bancorporation................................      102,900        1,858,631
 Anadarko Petroleum Corp...............................       33,500        1,777,594
 *Analog Devices, Inc..................................       92,100        7,091,700
 *Andrew Corp..........................................       21,200          745,312
 Anheuser-Busch Companies, Inc.........................      122,600        9,501,500
 AON Corp..............................................       67,500        2,370,937
 Apache Corp...........................................       30,000        1,826,250
 *Apple Computer, Inc..................................       42,700        3,588,134
 *Applied Materials, Inc...............................      201,600       16,839,900
 Archer-Daniels Midland Co.............................      159,800        1,907,612
 Armstrong Holdings, Inc...............................       10,600          182,187
 Ashland, Inc..........................................       18,700          653,331
 Associates First Capital Corp. Class A................      191,800        5,262,512
 AT & T Corp...........................................      840,800       29,165,250
 Autodesk, Inc.........................................       16,200          599,906
 Automatic Data Processing, Inc........................      166,000        9,119,625
 *Autozone, Inc........................................       36,300        1,016,400
 Avery Dennison Corp...................................       29,800        1,825,250
 Avon Products, Inc....................................       63,700        2,631,606
 B B & T Corp..........................................       91,500        2,682,094
 Baker Hughes, Inc.....................................       86,700        3,142,875
                                                            SHARES             VALUE+
                                                            ------             ------
 Ball Corp.............................................        8,000   $      237,500
 Bank of America Corp..................................      449,100       24,953,119
 Bank of New York Co., Inc.............................      193,600        9,087,100
 Bank One Corp.........................................      301,900        9,981,569
 Bard (C.R.), Inc......................................       13,500          615,937
 Barrick Gold Corp.....................................      103,900        1,876,694
 Bausch & Lomb, Inc....................................       13,900          966,050
 Baxter International, Inc.............................       76,700        5,100,550
 Bear Stearns Companies, Inc...........................       29,900        1,177,312
 Becton Dickinson & Co.................................       66,200        1,932,212
 *Bed, Bath and Beyond, Inc............................       37,000        1,362,062
 Bell Atlantic Corp....................................      408,500       21,599,437
 Bellsouth Corp........................................      495,200       23,119,650
 Bemis Co., Inc........................................       13,800          474,375
 *Best Buy Co., Inc....................................       54,000        3,456,000
 Bestfoods, Inc........................................       73,400        4,734,300
 *Bethlehem Steel Corp.................................       34,500          133,687
 *Biogen, Inc..........................................       39,600        2,156,962
 Biomet, Inc...........................................       29,800        1,073,731
 Black & Decker Corp...................................       22,900          835,850
 Block (H.&R.), Inc....................................       25,900          799,662
 *BMC Software, Inc....................................       64,300        2,827,191
 Boeing Co.............................................      228,500        8,925,781
 Boise Cascade Corp....................................       15,100          439,787
 *Boston Scientific Corp...............................      109,200        2,798,250
 Briggs & Stratton Corp................................        6,100          244,000
 Bristol Myers Squibb Co...............................      522,000       28,742,625
 Brown-Forman Corp. Class B............................       18,100        1,050,931
 Brunswick Corp........................................       24,200          465,850
 Burlington Northern Santa Fe Corp.....................      120,200        2,839,725
 Burlington Resources, Inc.............................       57,100        2,612,325
 *Cabletron Systems, Inc...............................       47,900        1,098,706
 Campbell Soup Co......................................      112,100        3,475,100
 Capital One Financial Corp............................       51,800        2,447,550
 Cardinal Health, Inc..................................       74,000        4,800,750
 Carnival Corp.........................................      162,500        4,407,812
 Carolina Power & Light Co.............................       42,100        1,447,187
 Caterpillar, Inc......................................       93,700        3,584,025
 *Cendant Corp.........................................      185,700        2,460,525
 Centex Corp...........................................       15,600          323,700
 Central & South West Corp.............................       55,900        1,163,419
 CenturyTel, Inc.......................................       36,800          993,600
 *Ceridian Corp........................................       38,106          919,307
 Champion International Corp...........................       25,300        1,846,900
 Chase Manhattan Corp..................................      217,100       16,214,656
 Chevron Corp..........................................      172,700       15,963,956
 Chubb Corp............................................       46,200        3,234,000
 CIGNA Corp............................................       44,300        3,934,394
 Cincinnati Financial Corp.............................       43,100        1,733,428
 Cinergy Corp..........................................       41,793        1,112,739
 Circuit City Stores, Inc. (Carmax Group)..............       53,400        2,659,987
 *Cisco Sytems, Inc....................................    1,801,200      102,499,537
 Citigroup, Inc........................................      887,200       55,172,750
 *Citrix Systems, Inc..................................       47,200        2,485,375

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Clear Channel Communications, Inc....................       89,100   $    6,671,362
 Clorox Co.............................................       62,300        2,468,637
 CMS Energy Corp.......................................       30,500          693,875
 Coastal Corp..........................................       56,100        3,443,137
 Coca-Cola Co..........................................      650,100       34,699,087
 Coca-Cola Enterprises, Inc............................      111,900        1,916,287
 Colgate-Palmolive Co..................................      153,100        8,056,887
 Columbia Gas System, Inc..............................       21,400        1,384,312
 *Comcast Corp. Class A Special........................      244,000        9,249,125
 Comerica, Inc.........................................       41,350        2,093,344
 Compaq Computer Corp..................................      445,700       11,699,625
 Computer Associates International, Inc................      155,000        7,982,500
 *Computer Sciences Corp...............................       44,100        4,230,844
 *Compuware Corp.......................................       95,000          964,844
 *Comverse Tecnology, Inc..............................       40,200        3,674,531
 Conagra, Inc..........................................      129,800        2,993,512
 *Conexant Systems, Inc................................       56,600        2,131,344
 Conoco, Inc...........................................      164,900        4,699,650
 Conseco, Inc..........................................       86,100          538,125
 Consolidated Edison, Inc..............................       58,200        1,898,775
 *Consolidated Stores Corp.............................       29,200          379,600
 Constellation Energy Group............................       39,450        1,353,628
 Cooper Industries, Inc................................       24,900          834,150
 Cooper Tire & Rubber Co...............................       20,000          241,250
 Coors (Adolph) Co. Class B............................        9,700          545,625
 Corning, Inc..........................................       72,400       14,004,875
 *Costco Wholesale Corp................................      117,000        3,740,344
 Countrywide Credit Industries, Inc....................       29,900          919,425
 Crane Co..............................................       17,400          458,925
 Crown Cork & Seal Co., Inc............................       34,100          583,962
 CSX Corp..............................................       57,500        1,250,625
 Cummins Engine Co., Inc...............................       10,900          354,931
 CVS Corp..............................................      103,300        4,493,550
 Dana Corp.............................................       43,242        1,116,184
 Danaher Corp..........................................       37,600        1,811,850
 Darden Restaurants, Inc...............................       33,700          579,219
 Deere & Co............................................       61,800        2,568,562
 *Dell Computer Corp...................................      675,300       29,143,416
 Delphi Automotive Systems Corp........................      148,600        2,684,087
 Delta Air Lines, Inc..................................       33,900        1,743,731
 Deluxe Corp...........................................       19,300          476,469
 Dillards, Inc. Class A................................       27,600          412,275
 Disney (Walt) Co......................................      545,000       22,992,187
 Dollar General Corp...................................       86,950        1,521,625
 Dominion Resources, Inc...............................       62,500        2,859,375
 Donnelley (R.R.) & Sons Co............................       33,400          824,562
 Dover Corp............................................       53,500        2,487,750
 Dow Chemical Co.......................................       57,900        6,198,919
 Dow Jones & Co., Inc..................................       23,500        1,598,000
 DTE Energy Co.........................................       38,300        1,323,744
 Duke Power Co.........................................       96,300        5,609,475
 Dun & Bradstreet......................................       42,300        1,300,725
 DuPont (E.I.) de Nemours & Co., Inc...................      274,700       13,460,300
 Eastern Enterprises...................................        7,100          437,981
 Eastman Chemical Co...................................       20,650          940,866
 Eastman Kodak Co......................................       83,100        4,965,225
 Eaton Corp............................................       19,300        1,400,456
 Ecolab, Inc...........................................       34,100        1,304,325
 Edison International..................................       91,300        1,951,537
 El Paso Energy Corp...................................       60,000        3,090,000
 Electronic Data Systems Corp..........................      124,000        7,974,750
 *EMC Corp. MA.........................................      267,700       31,136,856
                                                            SHARES             VALUE+
                                                            ------             ------
 Emerson Electric Co...................................      113,700   $    6,708,300
 Engelhard Corp........................................       33,174          578,472
 Enron Corp............................................      188,400       13,729,650
 Entergy Corp..........................................       65,100        1,887,900
 Equifax, Inc..........................................       37,200        1,029,975
 Exxon Mobil Corp......................................      909,100       75,739,394
 Fannie Mae............................................      269,600       16,209,700
 Federal Home Loan Mortgage Corp.......................      183,000        8,143,500
 *Federated Department Stores, Inc.....................       55,400        2,132,900
 *FedEx Corp...........................................       76,200        2,695,575
 Fifth Third Bancorp...................................       81,500        5,544,547
 First Data Corp.......................................      110,300        6,183,694
 First Union Corp......................................      260,000        9,148,750
 Firstar Corp..........................................      257,900        6,592,569
 FirstEnergy Corp......................................       61,200        1,537,650
 FleetBoston Financial Corp............................      241,200        9,120,375
 Florida Progress Corp.................................       25,900        1,285,287
 Fluor Corp............................................       20,000          650,000
 *FMC Corp.............................................        8,100          492,075
 Ford Motor Co.........................................      317,700       15,428,306
 Fort James Corp.......................................       57,000        1,289,625
 Fortune Brands, Inc...................................       43,300        1,152,862
 FPL Group, Inc........................................       47,200        2,336,400
 Franklin Resources, Inc...............................       65,300        1,959,000
 *Freeport McMoran Copper & Gold, Inc. Class B.........       43,000          395,062
 Gannett Co., Inc......................................       73,400        4,752,650
 Gap, Inc..............................................      223,900        7,850,494
 *Gateway, Inc.........................................       83,300        4,123,350
 General Dynamics Corp.................................       52,900        3,124,406
 General Electric Co...................................    2,590,800      136,340,850
 General Mills, Inc....................................       79,500        3,155,156
 General Motors Corp...................................      168,500       11,900,312
 Genuine Parts Co......................................       46,775        1,116,753
 Georgia-Pacific Corp..................................       45,100        1,477,025
 Gillette Co...........................................      282,500        9,428,437
 *Global Crossing, Ltd.................................      205,100        5,146,728
 Golden West Financial Corp............................       42,400        1,770,200
 Goodrich (B.F.) Co....................................       29,100        1,033,050
 Goodyear Tire & Rubber Co.............................       41,200        1,024,850
 GPU, Inc..............................................       32,600          920,950
 Grainger (W.W.), Inc..................................       24,700          986,456
 Great Atlantic & Pacific Tea Co., Inc.................       10,100          185,587
 Great Lakes Chemical Corp.............................       14,300          396,825
 GTE Corp..............................................      255,800       16,179,350
 *Guidant Corp.........................................       80,800        4,090,500
 Halliburton Co........................................      116,200        5,926,200
 Harcourt General, Inc.................................       18,723          739,558
 Harley-Davidson, Inc..................................       79,600        2,965,100
 *Harrahs Entertainment, Inc...........................       33,900          669,525
 Hartford Financial Services Group, Inc................       58,500        3,458,812
 Hasbro, Inc...........................................       46,198          756,492
 HCA - The Heathcare Company...........................      148,500        4,009,500
 *Healthsouth Corp.....................................      101,700          654,694
 Heinz (H.J.) Co.......................................       93,500        3,664,031
 Hercules, Inc.........................................       28,000          463,750
 Hershey Foods Corp....................................       36,500        1,893,437
 Hewlett-Packard Co....................................      264,400       31,761,050
 Hilton Hotels Corp....................................       97,100          825,350
 Home Depot, Inc.......................................      605,900       29,575,494
 Homestake Mining Co...................................       68,500          462,375
 Honeywell International, Inc..........................      208,400       11,396,875

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Household International, Inc..........................      123,900   $    5,823,300
 *Humana, Inc..........................................       44,100          248,062
 Huntington Bancshares, Inc............................       60,300        1,172,081
 Ikon Office Solutions, Inc............................       39,500          197,500
 Illinois Tool Works, Inc..............................       79,000        4,586,937
 IMS Health, Inc.......................................       81,000        1,336,500
 *Inco, Ltd............................................       50,500          820,625
 Ingersoll-Rand Co.....................................       43,100        1,963,744
 Intel Corp............................................      879,200      109,652,725
 International Business Machines Corp..................      474,400       50,909,050
 International Flavors & Fragrances, Inc...............       27,700          941,800
 International Paper Co................................      109,000        3,794,562
 Interpublic Group of Companies, Inc...................       73,800        3,168,787
 ITT Industries, Inc...................................       23,200          801,850
 Jefferson-Pilot Corp..................................       27,575        1,892,334
 Johnson & Johnson.....................................      366,000       32,757,000
 Johnson Controls, Inc.................................       22,500        1,281,094
 *K Mart Corp..........................................      128,100        1,088,850
 Kansas City Southern Industries, Inc..................       29,000        1,950,250
 Kaufman & Broad Home Corp.............................       12,600          218,137
 Kellogg Co............................................      106,800        3,244,050
 Kerr-McGee Corp.......................................       25,100        1,498,156
 Keycorp...............................................      117,600        2,469,600
 Kimberly Clark Corp...................................      146,000        8,833,000
 *KLA-Tencor Corp......................................       48,200        2,387,406
 Knight Ridder, Inc....................................       20,400        1,081,200
 *Kohls Corp...........................................       86,000        4,450,500
 *Kroger Co............................................      219,800        4,368,525
 Leggett and Platt, Inc................................       51,700        1,037,231
 Lehman Brothers Holdings, Inc.........................       31,700        2,446,844
 *Lexmark International Group, Inc.....................       33,700        2,350,575
 Lilly (Eli) & Co......................................      287,200       21,863,100
 Limited, Inc..........................................      112,800        2,721,300
 Lincoln National Corp.................................       51,400        1,991,750
 Linear Technology Corp................................       82,000        4,840,562
 Liz Claiborne, Inc....................................       15,600          613,275
 Lockheed Martin Corp..................................      104,314        2,555,693
 Loews Corp............................................       27,900        1,837,912
 Longs Drug Stores Corp................................       10,400          209,950
 Louisiana-Pacific Corp................................       28,000          315,000
 Lowe's Companies, Inc.................................      100,500        4,679,531
 *LSI Logic Corp.......................................       78,400        4,130,700
 Lucent Technologies, Inc..............................      838,900       48,131,888
 Mallinckrodt, Inc.....................................       18,100          523,769
 *Manor Care, Inc......................................       27,100          191,394
 Marriott International, Inc. Class A..................       65,600        2,378,000
 Marsh & McLennan Companies, Inc.......................       70,300        7,737,394
 Masco Corp............................................      117,700        2,317,219
 Mattel, Inc...........................................      110,700        1,501,369
 *Maxim Integrated Products, Inc.......................       73,200        4,641,338
 May Department Stores Co..............................       87,400        2,627,463
 Maytag Corp...........................................       22,200          727,050
 MBIA, Inc.............................................       26,200        1,514,688
 MBNA Corp.............................................      211,000        5,881,625
 McDermott International, Inc..........................       15,700          157,000
 McDonalds Corp........................................      356,200       12,756,413
 McGraw-Hill Companies, Inc............................       51,600        2,654,175
 McKesson HBOC, Inc....................................       74,100        1,218,019
 Mead Corp.............................................       27,100          835,019
 *Mediaone Group.......................................      161,200       10,770,175
 Medtronic, Inc........................................      314,200       16,220,575
 Mellon Financial Corp.................................      133,900        5,163,519
                                                            SHARES             VALUE+
                                                            ------             ------
 Merck & Co., Inc......................................      615,100   $   45,901,838
 Meredith Corp.........................................       13,500          410,906
 Merrill Lynch & Co., Inc..............................       97,600        9,625,800
 MGIC Investment Corp..................................       27,800        1,377,838
 *Micron Technology, Inc...............................      142,300        9,952,106
 *Microsoft Corp.......................................    1,370,000       85,667,813
 Milacron, Inc.........................................        9,800          154,963
 Millipore Corp........................................       11,900          861,263
 Minnesota Mining & Manufacturing Co...................      104,800        8,986,600
 *Mirage Resorts, Inc..................................       50,800        1,063,625
 Molex, Inc............................................       51,600        2,518,725
 Morgan (J.P.) & Co., Inc..............................       45,800        5,896,750
 Morgan Stanley Dean Witter
   Discover & Co.......................................      300,000       21,581,250
 Motorola, Inc.........................................      186,500       17,484,375
 Nabisco Group Holdings Corp...........................       85,900        1,873,694
 Nacco Industries, Inc. Class A........................        2,200           83,050
 National City Corp....................................      162,200        3,244,000
 *National Semiconductor Corp..........................       45,200        2,429,500
 National Service Industries, Inc......................       10,700          232,725
 *Navistar International Corp..........................       16,600          533,275
 *NCR Corp.............................................       25,500        1,075,781
 *Network Appliance Corp...............................       80,100        5,168,953
 New Century Energies, Inc.............................       30,500        1,025,563
 New York Times Class A................................       45,200        1,734,550
 Newell Rubbermaid, Inc................................       74,333        1,951,241
 Newmont Mining Corp...................................       44,058        1,016,088
 *Nextel Communications Corp. Class A..................       95,800        8,870,481
 *Niagara Mohawk Holdings, Inc.........................       46,700          685,906
 Nicor, Inc............................................       12,400          454,925
 Nike, Inc. Class B....................................       72,600        3,112,725
 Nordstrom, Inc........................................       35,400          889,425
 Norfolk Southern Corp.................................      100,600        1,791,938
 Nortel Network Corp...................................      760,200       41,288,363
 Northern States Power Co. MN..........................       40,800          902,700
 Northern Trust Corp...................................       58,500        3,848,203
 Northrop Grumman Corp.................................       18,300        1,402,238
 *Novell, Inc..........................................       86,000          713,531
 Nucor Corp............................................       23,000          894,125
 Occidental Petroleum Corp.............................       96,800        2,292,950
 *Office Depot, Inc....................................       86,600          611,613
 Old Kent Financial Corp...............................       35,000        1,163,750
 Omnicom Group, Inc....................................       46,600        3,911,488
 Oneok, Inc............................................        8,100          235,913
 *Oracle Systems Corp..................................      742,500       53,320,781
 Owens Corning.........................................       14,400          222,300
 *Owens-Illinois, Inc..................................       39,500          444,375
 Paccar, Inc...........................................       20,620          864,751
 *Pactiv Corporation...................................       45,100          403,081
 Paine Webber Group, Inc...............................       37,700        1,694,144
 Pall Corp.............................................       32,700          686,700
 *Parametric Technology Corp...........................       72,400          771,513
 Parker-Hannifin Corp..................................       29,525        1,230,823
 Paychex, Inc..........................................       97,650        3,420,802
 PE Corp. - PE Biosystems Group........................       54,200        3,008,100
 PECO Energy Co........................................       48,800        2,144,150
 Penney (J.C.) Co., Inc................................       68,600        1,243,375
 Peoples Energy Corp...................................        9,400          319,013
 *Peoplesoft, Inc......................................       70,600          977,369
 Pepsico, Inc..........................................      383,200       15,591,450
 PerkinElmer, Inc......................................       12,600          661,500
 Pfizer, Inc...........................................    1,018,700       45,395,819

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 PG&E Corp. (Holding Co.)..............................      101,100   $    2,622,281
 Pharmacia Corp........................................      329,226       17,099,175
 Phelps Dodge Corp.....................................       21,241          953,190
 Philip Morris Companies, Inc..........................      623,000       16,275,875
 Phillips Petroleum Co.................................       66,700        3,818,575
 Pinnacle West Capital Corp............................       22,300          797,225
 Pitney Bowes, Inc.....................................       69,900        3,040,650
 Placer Dome, Inc......................................       85,700          707,025
 PNC Bank Corp.........................................       77,500        3,904,063
 Polaroid Corp.........................................       11,700          224,494
 Potlatch Corp.........................................        7,600          287,850
 PPG Industries, Inc...................................       45,800        2,269,963
 PPL Corp..............................................       37,900          895,388
 Praxair, Inc..........................................       41,900        1,759,800
 Price (T. Rowe) Associates, Inc.......................       31,500        1,203,891
 Procter & Gamble Co...................................      346,400       23,035,600
 Progressive Corp......................................       19,200        1,802,400
 Providian Financial Corp..............................       37,300        3,317,369
 Public Service Enterprise Group, Inc..................       57,600        2,145,600
 Pulte Corp............................................       11,400          252,938
 Quaker Oats Co........................................       35,200        2,589,400
 *QUALCOMM, Inc........................................      194,000       12,870,688
 *Quintiles Transnational Corp.........................       30,300          447,872
 Radioshack Corp.......................................       50,960        2,162,615
 Ralston Purina Group..................................       79,500        1,475,719
 Raytheon Co. Class B..................................       89,200        2,090,625
 *Reebok International, Ltd............................       14,800          205,350
 Regions Financial Corp................................       57,500        1,299,141
 Reliant Energy, Inc...................................       77,900        2,220,150
 *Rite Aid Corp........................................       68,200          473,138
 Rockwell International Corp...........................       49,800        2,041,800
 Rohm & Haas Co........................................       57,700        1,969,013
 *Rowan Companies, Inc.................................       24,300          754,819
 Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)....      564,300       35,233,481
 Russell Corp..........................................        8,700          193,575
 Ryder System, Inc.....................................       15,600          299,325
 *Sabre Holdings Corp..................................       34,122          981,008
 Safeco Corp...........................................       34,200          838,969
 *Safeway, Inc.........................................      134,100        6,185,363
 *Saint Jude Medical, Inc..............................       22,150          796,016
 Saint Paul Companies, Inc.............................       59,742        2,240,325
 *Sapient Corp.........................................       15,300        1,528,566
 Sara Lee Corp.........................................      239,200        4,305,600
 SBC Communications, Inc...............................      897,800       39,222,638
 Schering-Plough Corp..................................      386,700       18,706,613
 Schlumberger, Ltd.....................................      144,600       10,637,138
 Schwab (Charles) Corp.................................      323,700        9,306,375
 Scientific-Atlanta, Inc...............................       41,600        2,345,200
 *Seagate Technology, Inc..............................       56,800        3,294,400
 Seagram Co., Ltd......................................      114,100        5,441,144
 *Sealed Air Corp......................................       22,092        1,237,152
 Sears, Roebuck & Co...................................       99,500        3,675,281
 Sempra Energy.........................................       53,845        1,012,959
 Shared Medical Systems Corp...........................        7,100          515,638
 Sherwin-Williams Co...................................       43,600        1,013,700
 *Siebel Systems, Inc..................................       50,600        5,918,619
 Sigma-Aldrich Corp....................................       26,500          883,609
 *Silicon Graphics, Inc................................       48,500          321,313
 SLM Holdings Corp.....................................       41,800        1,408,138
 Snap-On, Inc..........................................       15,400          395,588
 *Solectron Corp.......................................      156,000        5,157,750
                                                            SHARES             VALUE+
                                                            ------             ------
 Southern Co...........................................      177,100   $    4,593,531
 SouthTrust Corp.......................................       44,100        1,194,834
 Southwest Airlines Co.................................      132,700        2,546,181
 Springs Industries, Inc. Class A......................        4,750          225,625
 Sprint Corp...........................................      229,200       13,866,600
 *Sprint Corp. (PCS Group).............................      226,700       12,581,850
 Stanley Works.........................................       23,500          631,563
 *Staples, Inc.........................................      123,800        1,814,444
 State Street Corp.....................................       42,100        4,694,150
 Summit Bancorp........................................       46,100        1,322,494
 *Sun Microsystems.....................................      415,600       31,832,363
 Sunoco, Inc...........................................       23,800          769,038
 Suntrust Banks, Inc...................................       84,200        5,030,950
 Supervalu, Inc........................................       36,800          765,900
 Synovus Financial Corp................................       73,700        1,474,000
 Sysco Corp............................................       86,900        3,644,369
 Target Corp...........................................      115,500        7,240,406
 Tektronix, Inc........................................       12,450          666,075
 *Tellabs, Inc.........................................      106,000        6,880,063
 Temple-Inland, Inc....................................       14,700          730,406
 Tenet Healthcare Corp.................................       82,000        2,101,250
 *Teradyne, Inc........................................       44,900        3,861,400
 Texaco, Inc...........................................      145,400        8,351,413
 Texas Corp............................................       72,800        2,602,600
 Texas Instruments, Inc................................      428,000       30,923,000
 Textron, Inc..........................................       39,200        2,459,800
 *Thermo-Electron Corp.................................       41,700          774,056
 Thomas & Betts Corp...................................       15,200          431,300
 Time Warner, Inc......................................      338,700       26,736,131
 Times Mirror Co. Class A..............................       15,900        1,534,350
 Timken Co.............................................       16,300          307,663
 TJX Companies, Inc....................................       81,700        1,766,763
 Torchmark Corp........................................       34,700          943,406
 Tosco Corp............................................       38,000        1,163,750
 *Toys R Us, Inc.......................................       63,200          995,400
 Transocean Sedco Forex, Inc...........................       55,100        2,710,231
 Tribune Co............................................       62,400        2,402,400
 *Tricon Global Restaurants, Inc.......................       39,700        1,163,706
 TRW, Inc..............................................       32,000        1,552,000
 Tupperware Corp.......................................       15,200          335,350
 Tyco International, Ltd...............................      494,900       23,291,231
 U.S. Bancorp..........................................      198,400        5,158,400
 U.S. West, Inc........................................      133,000        9,576,000
 Unicom Corp., Inc.....................................       57,400        2,392,863
 Unilever NV...........................................      150,500        7,647,281
 Union Carbide Corp....................................       35,200        1,925,000
 Union Pacific Corp....................................       65,500        2,771,469
 Union Pacific Resources Group, Inc....................       66,376        1,572,282
 Union Planters Corp...................................       37,100        1,159,375
 *Unisys Corp..........................................       81,700        2,216,113
 United Technologies Corp..............................      125,100        7,560,731
 Unitedhealth Group, Inc...............................       44,900        3,347,856
 Unocal Corp...........................................       63,700        2,448,469
 UnumProvident Corp....................................       63,300        1,436,119
 *USAir Group, Inc.....................................       18,800          799,000
 UST, Inc..............................................       45,000          748,125
 USX-Marathon Group, Inc...............................       81,800        2,223,938
 USX-US Steel Group....................................       23,320          526,158
 *Veritas Software Co..................................      152,500       17,761,484
 VF Corp...............................................       31,100          892,181
 *Viacom, Inc. Class B.................................      401,083       24,867,146
 Vulcan Materials Co...................................       26,300        1,229,525

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Wachovia Corp.........................................       53,300   $    3,684,363
 Walgreen Co...........................................      264,700        7,510,863
 Wal-Mart Stores, Inc..................................    1,172,100       67,542,263
 Warner-Lambert Co.....................................      225,900       27,588,038
 Washington Mutual, Inc................................      151,800        4,364,250
 Waste Management, Inc.................................      163,200        3,325,200
 *Watson Pharmaceuticals, Inc..........................       25,300        1,116,363
 *Wellpoint Health Networks, Inc.......................       16,700        1,212,838
 Wells Fargo Company...................................      434,500       19,661,125
 Wendy's International, Inc............................       31,500          616,219
 Westvaco Corp.........................................       26,350          793,794
 Weyerhaeuser Co.......................................       61,900        3,071,788
 Whirlpool Corp........................................       19,700        1,116,744
 Willamette Industries, Inc............................       29,400          955,500
 Williams Companies, Inc...............................      114,497        4,758,782
 Winn-Dixie Stores, Inc................................       38,500          608,781
 *Worldcom, Inc........................................      746,900       28,078,772
 Worthington Industries, Inc...........................       23,500          284,938
 *WR Grace & Co........................................       18,900          237,431
 Wrigley (Wm.) Jr. Co..................................       30,500        2,441,906
 Xerox Corp............................................      174,800        4,741,450
 *Xilinx, Inc..........................................       84,800        6,452,750
 *Yahoo! Inc...........................................      138,500       15,654,828
 Young & Rubicam, Inc..................................       18,300          873,825
                                                                       --------------
TOTAL INVESTMENTS - (100.0%) (Cost $2,217,384,060)++...                $3,202,688,345
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $2,242,097,583.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $3,202,688
Collateral for Securities Loaned............................      10,472
Receivables:
  Dividends and Interest....................................       4,169
  Fund Shares Sold..........................................       4,790
  Investment Securities Sold................................          23
Prepaid Expenses and Other Assets...........................          66
                                                              ----------
    Total Assets............................................   3,222,208
                                                              ----------

LIABILITIES:
Payable for Collateral on Securities Loaned.................      10,472
Payable for Investment Securities Purchased.................       1,797
Loan Payable................................................         910
Accrued Expenses and Other Liabilities......................         224
                                                              ----------
    Total Liabilities.......................................      13,403
                                                              ----------

NET ASSETS..................................................  $3,208,805
                                                              ==========
Investments at Cost.........................................  $2,217,384
                                                              ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $18,585
  Interest..................................................      184
  Income From Securities Lending............................       28
                                                              -------
    Total Investment Income.................................   18,797
                                                              -------
EXPENSES
  Investment Advisory Services..............................      387
  Accounting & Transfer Agent Fees..........................      232
  Custodian's Fee...........................................       98
  Legal Fees................................................       17
  Audit Fees................................................       15
  Shareholders' Reports.....................................       28
  Trustees' Fees and Expenses...............................        6
  Other.....................................................       94
                                                              -------
    Total Expenses..........................................      877
                                                              -------
  NET INVESTMENT INCOME.....................................   17,920
                                                              -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Loss on Investment Securities Sold...........  (14,186)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................   73,822
                                                              -------
  NET GAIN ON INVESTMENT SECURITIES.........................   59,636
                                                              -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $77,556
                                                              =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                               SIX MONTHS     YEAR ENDED
                                                                  ENDED        NOV. 30,
                                                              MAY 31, 2000       1999
                                                              -------------   -----------
                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................    $   17,920    $   28,330
  Net Realized Gain (Loss) on Investment Securities Sold....       (14,186)        8,219
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................        73,822       351,120
                                                                ----------    ----------
    Net Increase in Net Assets Resulting from Operations....        77,556       387,669
                                                                ----------    ----------
Transactions in Interest:
  Contributions.............................................       513,192     1,037,766
  Withdrawals...............................................      (157,005)     (207,547)
                                                                ----------    ----------
    Net Increase from Transactions in Interest..............       356,187       830,219
                                                                ----------    ----------
    Total Increase..........................................       433,743     1,217,888
NET ASSETS
  Beginning of Period.......................................     2,775,062     1,557,174
                                                                ----------    ----------
  End of Period.............................................    $3,208,805    $2,775,062
                                                                ==========    ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              SIX MONTHS     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                 ENDED        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                             MAY 31, 2000       1999          1998          1997          1996          1995
                             -------------   -----------   -----------   -----------   -----------   -----------
                              (UNAUDITED)
Net Asset Value, Beginning
  of Period (1)............           N/A           N/A           N/A           N/A    $    13.48    $    10.11
INCOME FROM INVESTMENT
  OPERATIONS (1)
  Net Investment Income....            --            --            --            --          0.15          0.30
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)........            --            --            --            --          1.41          3.36
                               ----------    ----------    ----------    ----------    ----------    ----------
    Total from Investment
      Operations...........            --            --            --            --          1.56          3.66
LESS DISTRIBUTIONS (1)
  Net Investment Income....            --            --            --            --         (0.16)        (0.29)
  Net Realized Gains.......            --            --            --            --         (0.08)           --
                               ----------    ----------    ----------    ----------    ----------    ----------
    Total Distributions....            --            --            --            --         (0.24)        (0.29)
                               ----------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of
  Period (1)...............           N/A           N/A           N/A           N/A    $    14.80    $    13.48
                               ==========    ==========    ==========    ==========    ==========    ==========
Total Return (1)...........           N/A           N/A           N/A           N/A         11.60%#       36.77%
Net Assets, End of Period
  (thousands)..............    $3,208,805    $2,775,062    $1,557,174    $  822,493    $  466,441    $   97,118
Ratio of Expenses to
  Average Net Assets.......          0.06%*        0.06%         0.06%         0.07%         0.12%         0.02%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses)..          0.06%*        0.06%         0.06%         0.07%         0.12%         0.18%
Ratio of Net Investment
  Income to Average Net
  Assets...................          1.16%*        1.27%         1.47%         1.75%         2.12%         2.61%
Ratio of Net Investment
  Income to Average Net
  Assets (Excluding Waivers
  and Assumption of
  Expenses)................          1.16%*        1.27%         1.47%         1.75%         2.12%         2.45%
Portfolio Turnover Rate of
  Master Fund Series.......             5%*           4%            9%            4%           14%            2%

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-annualized
 (1)  These items are calculated for the period December 1, 1995 through
      May 31, 1996. Effective June 1, 1996, the series reorganized as a partnership, and these items are no longer applicable.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-one series, of which The U.S. Large Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The U.S. Large Company Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains and losses will be deemed to have been "passed through" to the Feeder Fund.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2000.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                      Purchases..................................................  $452,363
                      Sales......................................................    82,302

E. INVESTMENT TRANSACTIONS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                      Gross Unrealized Appreciation..............................  $1,065,786
                      Gross Unrealized Depreciation..............................    (105,195)
                                                                                   ----------
                        Net......................................................  $  960,591
                                                                                   ==========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series for the six months ended May 31, 2000 were as follows:

  WEIGHTED       WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
   AVERAGE       AVERAGE         DAYS       EXPENSE    BORROWED DURING
INTEREST RATE  LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
-------------  ------------   -----------   --------   ---------------
    6.35%       $6,573,258         31       $35,937      $22,594,000

    The U.S. Large Company Series had an outstanding borrowing of $910,000 plus accrued interest under the line of credit at May 31, 2000.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2000 was reinvested into overnight repurchase agreements with Salomon Brothers which was in turn collateralized by U.S. Government Treasury Securities. At
May 31, 2000, the market value of securities on loan to brokers was $10,172,735, the related collateral cash received was $10,471,700 and the value of collateral on overnight repurchase agreements was $10,742,078.